Filed with the U.S. Securities and Exchange Commission on October 21, 2016

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	242	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	243	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On November 23, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 184 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on October 16, 2015 and pursuant to Rule 485(a)(2) would have become effective on December 30, 2015.

Post-Effective Amendment No. 198 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 28, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 206 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 27, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 212 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 28, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 216 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 27, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 224 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 27, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 226 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 26, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 227 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 26, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 229 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 25, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 234 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 24, 2016 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 237 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 24, 2016 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 242 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 23, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 242 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 242 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 242 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on October 21, 2016.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 21st day of October, 2016.

Signature	Title

/s/ Robert J. Kern*	Trustee
Robert J. Kern

/s/ David A. Massart*	Trustee
David A. Massart

/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

/s/ David M. Swanson*	Trustee
David M. Swanson

/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney